CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Cash flows from Operating activities:
Net loss	$ (398,874)	$ (1,550,352)	$ (382,605)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on investments held in Trust Account	(31,808)	(1,482,889)	(1,084,213)
Changes in current assets and current liabilities:
Prepaid expenses and other current assets	0	178,181	(181,502)
Accounts payable	284,496	(241,633)	191,328
Accrued expenses	0	135,277	(667,952)
Net cash used in operating activities	(146,186)	(2,961,416)	(2,124,944)
Cash Flows from Investing Activities:
Purchases of Investments held in Trust Account	(151,735,618)	(1,365,575,723)	(1,517,612,646)
Proceeds from sale of Investments held in Trust Account	0	1,497,086,626	1,518,361,885
Cash deposited to Trust Account	0	1,961,833	0
Net cash provided by (used in) investing activities	(151,735,618)	133,472,736	749,239
Cash Flows from Financing Activities:
Proceeds from issue of Class B common stock	25,000	0	0
Proceeds from initial public offering (held in trust account)	151,731,000	0	0
Proceeds from issuance of warrants	5,034,620	0	0
Transaction costs recognized as a deduction from retained earnings	(3,085,495)	0	0
Payments for Repurchase of Common Stock	0	(131,618,419)	0
Proceeds from promissory notes	150,000	800,000	0
Repayment of loans from related parties	(150,000)	0	0
Net cash provided by financing activities	153,705,125	(130,818,419)	0
Net change in cash	1,823,321	(307,099)	(1,375,705)
Cash at the beginning of the year	0	447,616	1,823,321
Cash at end of year	$ 1,823,321	$ 140,517	$ 447,616